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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685


                      Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                 Pioneer High Yield Fund
                 Schedule of Investments  7/31/06 (unaudited)

   Shares                                                               Value
                 CONVERTIBLE PREFERRED STOCKS - 5.7 %
                 Materials - 3.6 %
                 Diversified Metals & Mining - 3.6 %
     140,025     Freeport-McMoRan Copper & Gold, Inc.., 5.5%, 12/31/$174,663,684
                 Paper Packaging - 0.0 %
       7,500     Smurfit-Stone Container                            $    169,688
                 Total Materials                                    $174,833,372
                 Media - 0.3 %
                 Broadcasting & Cable TV - 0.3 %
      76,200     General Cable Corp., 5.75%, 11/24/13               $ 13,820,775
                 Total Media                                        $ 13,820,775
                 Banks - 0.7 %
                 Thrifts & Mortgage Finance - 0.7 %
     726,432     Sovereign Capital Trust IV, 4.375%, 3/1/34         $ 32,507,832
                 Total Banks                                        $ 32,507,832
                 Utilities - 1.2 %
                 Gas Utilities - 0.2 %
      60,000     Semco Energy, Inc., 5.0%, 2/20/15 (144A)           $ 11,850,000
                 Multi-Utilities - 0.9 %
     612,900     CMS Energy Corp., 4.5%, 12/31/49                   $ 46,197,338
                 Total Utilities                                    $ 58,047,338
                 TOTAL CONVERTIBLE PREFERRED STOCKS
                 (Cost   $222,201,233)                              $279,209,317

                 PREFERRED STOCKS - 0.4 %
                 Real Estate - 0.4 %
                 Real Estate Manageme Nt & Development - 0.4 %
     667,700     Forest City Enterprises, 7.375%, 2/1/34 *          $ 16,558,960
                 Total Real Estate                                  $ 16,558,960
                 TOTAL PREFERRED STOCKS
                 (Cost   $17,060,964)                               $ 16,558,960

                 COMMON STOCKS - 16.8 %
                 Energy - 1.2 %
                 Oil & Gas Exploration & Production - 0.3 %
     373,220     Pogo Producing Co. *                               $ 16,522,449
                 Oil & Gas Refining & Marketing - 0.5 %
     363,700     Tesoro Petroleum Corp.                             $ 27,204,760
                 Oil & Gas Storage & Transporation - 0.3 %
     164,100     Kinder Morgan, Inc. *                              $ 16,738,200
                 Total Energy                                       $ 60,465,409
                 Materials - 2.7 %
                 Aluminum - 0.0 %
     101,200     Novelis, Inc. (b)                                  $  1,994,652
                 Commodity Chemicals - 0.2 %
     390,200     Georgia Gulf Corp. *                               $  9,934,492
                 Construction Materials - 0.8 %
     804,094     Texas Industries, Inc.                             $ 39,706,162
                 Gold - 0.3 %
     405,500     Barrick Gold Corp. *                               $ 12,489,400
                 Industrial Gases - 0.5 %
     403,600     Air Products & Chemicals, Inc.                     $ 25,802,148
                 Paper Products - 0.4 %
   7,550,500     Abitibi-Consolidated, Inc. (b)                     $ 19,178,270
                 Specialty Chemicals - 0.4 %
       8,000     Arch Chemicals, Inc.                               $    283,520
   1,042,100     RPM, Inc. *                                          19,528,954
                                                                    $ 19,812,474
                 Total Materials                                    $128,917,598
                 Capital Goods - 2.4 %
                 Building Products - 0.8 %
   1,828,895     Lennox International, Inc.                         $ 41,717,095
                 Electrical Component & Equipment - 0.7 %
     890,300     General Cable Corp. *                              $ 31,783,710
                 Industrial Machinery - 0.6 %
     297,600     ITT Corp.                                          $ 15,043,680
     168,600     Parker Hannifin Corp.                                12,179,664
                                                                    $ 27,223,344
                 Trading Companies & Distributors - 0.3 %
     241,200     Wesco International, Inc. *  (b)                   $ 14,049,900
                 Total Capital Goods                                $114,774,049
                 Household & Personal Products - 0.2 %
                 Personal Products - 0.2 %
     179,800     Alberto-Culver Co. (Class B) *                     $  8,763,452
                 Total Household & Personal Products                $  8,763,452
                 Health Care Equipment & Services - 0.3 %
                 Health Care Equipment - 0.3 %
     256,100     Beckman Coulter, Inc. *  (b)                       $ 14,661,725
                 Total Health Care Equipment & Services             $ 14,661,725
                 Pharmaceuticals & Biotechnology - 3.8 %
                 Biotechnology - 2.7 %
     681,800     PDL BioPharma, Inc. *  (b)                         $ 12,279,218
   3,500,000     Vertex Pharmaceuticals, Inc. *                      117,320,000
                                                                    $129,599,218
                 Life Sciences Tools & Services - 0.9 %
     287,700     Bio-Rad Laboratories, Inc. *                       $ 18,956,553
     200,000     Fisher Scientific International, Inc. *              14,822,000
     278,700     Thermo Electron Corp. *                              10,314,687
                                                                    $ 44,093,240
                 Pharmaceuticals - 0.1 %
     366,200     Bristol-Myers Squibb Co. *                         $  8,777,814
                 Total Pharmaceuticals & Biotechnology              $182,470,272
                 Real Estate - 3.2 %
                 Diversified Real Estate Investment Trusts - 0.5 %
     523,800     Liberty Property Trust                             $ 24,540,030
                 Office Real Estate Investment Trusts - 1.6 %
   1,129,300     Equity Office Properties Trust                     $ 42,811,763
     738,700     Mack-Cali Realty Corp. *                             35,686,597
                                                                    $ 78,498,360
                 Retail Real Estate Investment Trusts - 1.0 %
     849,100     General Growth Pro TLB SC *                        $ 38,752,924
     299,800     Saul Centers, Inc. *                                 11,962,020
                                                                    $ 50,714,944
                 Total Real Estate                                  $153,753,334
                 Technology Hardware & Equipment - 0.3 %
                 Electronic Equipment & Instruments - 0.2 %
     219,900     Amphenol Corp.  *                                  $ 12,331,992
                 Total Technology Hardware & Equipment              $ 12,331,992
                 Semiconductors - 0.0 %
                 Semiconductor Equipment - 0.0 %
     100,000     FEI Co. *  (b)                                     $  2,178,000
                 Total Semiconductors                               $  2,178,000
                 Utilities - 2.8 %
                 Gas Utilities - 2.0 %
     200,000     Atmos Energy Corp.                                 $  5,754,000
     419,700     National Fuel Gas Co.                                15,587,658
     202,800     Questar Corp.                                        17,968,080
   1,118,581     SEMCO Energy, Inc. *  (b)                             6,879,273
   1,752,500     Southern Union Co. *  (b)                            47,562,850
     180,800     Washington Gas Light Co. *                            5,429,424
                                                                    $ 99,181,285
                 Independent Power Producer & Energy Traders - 0.7 %
     691,100     NRG Energy, Inc. *                                 $ 34,036,675
                 Multi-Utilities - 0.0 %
      93,400     OGE Energy Corp. *                                 $  3,535,190
                 Total Utilities                                    $136,753,150
                 TOTAL COMMON STOCKS
                 (Cost   $756,779,637)                              $815,068,981

 Principal
   Amount
                 CONVERTIBLE CORPORATE BONDS - 14.2 %
                 Energy - 0.8 %
                 Oil & Gas Exploration & Production - 0.7 %
 $      26,170,00McMoran Exploration, 6.0%, 7/2/08                  $ 36,638,000
                 Total Energy                                       $ 36,638,000
                 Materials - 4.9 %
                 Commodity Chemicals - 2.8 %
     530,000     Millennium Chemicals, Inc., 4.0%, 11/15/23 (144A)  $    934,125
  77,145,000     Millennium Chemicals, Inc., 4.0%, 11/15/23 (b)      135,968,063
                                                                    $136,902,188
                 Diversified Metals & Mining - 1.2 %
  19,485,000     Inco, Ltd., 3.5%, 3/14/52                          $ 58,138,369
                 Gold - 0.9 %
  44,600,000     Coeur D'Alene Mines Corp., 1.25%, 1/15/24          $ 41,645,250
                 Total Materials                                    $236,685,807
                 Capital Goods - 2.7 %
                 Aerospace & Defense - 0.2 %
  10,500,000     EDO Corp., 4.0%, 11/15/25                          $  9,817,500
                 Construction, Farm Machinery & Heavy Trucks - 0.6 %
  31,350,000     Wabash National Corp., 3.25%, 8/1/08               $ 31,075,688
                 Electrical Component & Equipment - 1.9 %
 128,342,000     Roper Industries, Inc., 1.4813%, 1/15/34           $ 76,042,635
  15,472,000     SCI Systems, Inc., 3.0%, 3/15/07                     15,007,840
                                                                    $ 91,050,475
                 Total Capital Goods                                $131,943,663
                 Media - 2.0 %
                 Advertising - 1.9 %
  95,523,000     Interpublic Group Co's., 4.5%, 3/15/23             $ 94,328,963
   1,821,000     Interpublic Group Co's., 4.5%, 3/15/23 (144A)         1,798,238
                                                                    $ 96,127,201
                 Total Media                                        $ 96,127,201
                 Retailing - 0.8 %
                 Automotive Retail - 0.8 %
  39,982,000     Sonic Automotive, Inc., 5.25%, 5/7/09              $ 39,382,270
                 Total Retailing                                    $ 39,382,270
                 Health Care Equipment & Services - 1.1 %
                 Health Care Equipment - 1.1 %
  34,600,000     Epix Medical, 3.0%, 6/15/24 (144A)                 $ 24,090,250
  33,475,000     Wilson Greatbatch Technology., 2.25%, 6/15/13        29,667,219
                                                                    $ 53,757,469
                 Total Health Care Equipment & Services             $ 53,757,469
                 Pharmaceuticals & Biotechnology - 0.1 %
                 Biotechnology - 0.1 %
   7,500,000     Human Genome, 2.25%, 8/15/12                       $  6,309,375
                 Total Pharmaceuticals & Biotechnology              $  6,309,375
                 Software & Services - 0.3 %
                 IT Consulting & Other Services - 0.3 %
  16,400,000     Safeguard Scientifics, 2.625%, 3/15/24             $ 12,812,500
                 Total Software & Services                          $ 12,812,500
                 Technology Hardware & Equipment - 1.6 %
                 Computer Storage & Peripherals - 0.1 %
   6,400,000     Maxtor Corp., 6.8%, 4/30/10                        $  7,096,000
                 Electronic Equipment & Instruments - 1.0 %
   5,241,000     Flir Systems, Inc., 3.0%, 6/1/23                   $  6,485,738
  42,280,000     Veeco Instruments, 4.125%, 12/21/08                  41,011,600
                                                                    $ 47,497,338
                 Technology Distributors - 0.4 %
  29,112,000     Bell Microproducts, Inc., 3.75%, 3/5/24            $ 23,689,890
                 Total Technology Hardware & Equipment              $ 78,283,228
                 TOTAL CONVERTIBLE COPORATE BONDS
                 (Cost   $654,924,876)                              $691,939,513

                 CORPORATE BONDS - 59.8 %
                 Energy - 4.5 %
                 Coal & Consumable Fuels - 0.5 %
  29,200,000     Massey Energy Co., 6.875%, 12/15/13                $ 26,937,000
                 Oil & Gas Equipment & Services - 0.8 %
  44,059,000     Holly Energy Partners LP, 6.25%, 3/1/15            $ 40,313,985
                 Oil & Gas Refining & Marketing - 3.1 %
   4,075,000     Frontier Oil Corp., 6.625%, 10/1/11                $  3,952,750
 130,000,000     Tesoro Corp., 6.625%, 11/1/15 (144A)                124,475,000
  24,500,000     Tesoro Petroleum Corp., 6.25%, 11/1/12 (144A)        23,489,375
                                                                    $151,917,125
                 Total Energy                                       $219,168,110
                 Materials - 17.2 %
                 Aluminum - 1.6 %
  79,903,000     Novelis, Inc., 7.25%, 2/15/15                      $ 77,306,153
                 Commodity Chemicals - 3.9 %
  53,875,000     Arco Chemical Co., 9.8%, 2/1/20                    $ 62,225,625
  19,150,000     Nova Chemicals Corp., 7.25%, 8/15/28                 19,820,250
  52,125,000     Nova Chemicals Corp., 7.4%, 4/1/09                   51,734,063
  50,370,000     Nova Chemicals Corp., 7.875%, 9/15/25                47,095,950
   8,431,000     Nova Chemicals, Ltd., 6.5%, 1/15/12                   7,840,830
                                                                    $188,716,718
                 Construction Materials - 0.8 %
  36,698,000     Texas Industries, Inc., 7.25%, 7/15/13             $ 36,743,873
                 Diversified Metals & Mining - 0.7 %
  35,905,000     Freeport-McMoran Copper & Gold, 6.875%, 2/1/09     $ 35,007,375
                 Fertilizers & Agricultural Chemicals - 0.2 %
  10,335,000     Scotts Co., 6.625%, 11/15/13                       $  9,934,519
                 Metal & Glass Containers - 0.8 %
  47,600,000     Crown Cork & Seal Co., Inc., 7.375%, 12/15/26  (b) $ 41,888,000
                 Paper Packaging - 0.0 %
     250,000     Stone Container, 7.375%, 7/15/14                   $    222,500
                 Paper Products - 8.1 %
  30,295,000     Abitibi-Consolidated, Inc., 6.0%, 6/20/13          $ 24,841,900
  26,625,000     Abitibi-Consolidated, Inc., 7.4%, 4/1/18  (b)        21,832,500
   4,932,000     Abitibi-Consolidated, Inc., 8.5%, 8/1/29              4,105,890
   9,050,000     Abitibi-Consolidated, Inc., 8.55%, 8/1/10 (b)         8,721,938
  33,255,000     Abitibi-Consolidated, Inc., 8.85%, 8/1/30            28,308,319
     400,000     Abitibi-Consolidated, Inc., Floating Rate Note, 6/15    389,000
  81,920,000     Bowater Canada Finance, 7.95%, 11/15/11              77,824,000
   9,465,000     Bowater, Inc., 9.5%, 10/15/12                         9,465,000
  30,270,000     Bowater, Inc., 9.375%, 12/15/21                      28,907,850
 189,290,000     Bowater, Inc., 6.5%, 6/15/13  (b)                   165,628,750
  23,635,000     Smurfit Capital Funding Plc, 7.5%, 11/20/25          21,626,025
                                                                    $391,651,172
                 Specialty Chemicals - 1.2 %
  64,935,000     Millennium America, Inc., 7.625%, 11/15/26         $ 55,194,750
   2,000,000     Millennium America, Inc., 9.25%, 6/15/08              2,045,000
                                                                    $ 57,239,750
                 Total Materials                                    $838,710,060
                 Capital Goods - 9.3 %
                 Aerospace & Defense - 3.6 %
 131,588,000     DRS Technologies, Inc., 6.875%, 11/1/13            $127,311,390
  45,545,000     Esterline Technology, 7.75%, 6/15/13                 46,000,450
                                                                    $173,311,840
                 Industrial Machinery - 5.0 %
  24,030,000     Gardner Denver, Inc., 8.0%, 5/1/13 (144A)          $ 25,111,350
  67,705,000     JLG Industries, Inc., 8.375%, 6/15/12  (b)           71,767,300
  40,861,000     Manitowoc Co., Inc., 7.125%, 11/1/13                 39,328,713
  16,723,000     Manitowoc Co., Inc., 10.5%, 8/1/12                   18,060,840
  99,942,760     Mueller Industries, Inc., 6.0%, 11/1/14              89,948,484
                                                                    $244,216,687
                 Trading Companies & Distributors - 0.6 %
  33,070,000     Wesco Distribution, Inc., 7.5%, 10/15/17           $ 32,821,975
                 Total Capital Goods                                $450,350,502
                 Automobiles & Components - 0.3 %
                 Tires & Rubber - 0.3 %
  16,400,000     Goodyear Tire & Rubber, 7.857%, 8/15/11  (b)       $ 15,170,000
                 Total Automobiles & Components                     $ 15,170,000
                 Consumer Durables & Apparel - 0.9 %
                 Footwear - 0.5 %
  22,830,000     Brown Shoe Co., Inc., 8.75%, 5/1/12                $ 23,286,600
                 Homebuilding - 0.4 %
  26,018,000     Meritage Homes Corp., 6.25%, 3/15/15               $ 21,399,805
                 Total Consumer Durables & Apparel                  $ 44,686,405
                 Media - 2.8 %
                 Advertising - 2.7 %
 149,820,000     Interpublic Group, Inc., 7.25%, 8/15/11            $135,961,650
                 Total Media                                        $135,961,650
                 Retailing - 2.2 %
                 Automotive Retail - 2.1 %
  97,318,000     Pep Boys-Manny Moe Jack, 7.5%, 12/15/14            $ 85,639,840
  20,805,000     Sonic Automotive, Inc., 8.625%, 8/15/13              20,596,950
                                                                    $106,236,790
                 Total Retailing                                    $106,236,790
                 Health Care Equipment & Services - 1.5 %
                 Health Care Equipment - 0.3 %
  13,605,000     Bio-Rad Laboratories, Inc., 6.125%, 12/15/14       $ 12,584,625
   4,500,000     Bio-Rad Laboratories, Inc., 7.5%, 8/15/13             4,522,500
                                                                    $ 17,107,125
                 Health Care Supplies - 1.1 %
  55,970,000     Inverness Medical Innovation, 8.75%, 2/15/12       $ 54,290,900
                 Total Health Care Equipment & Services             $ 71,398,025
                 Pharmaceuticals & Biotechnology - 2.7 %
                 Pharmaceuticals - 2.6 %
 137,000,000     Valeant Pharmaceuticals, 7.0%, 12/15/11            $130,150,000
                 Total Pharmaceuticals & Biotechnology              $130,150,000
                 Real Estate - 8.1 %
                 Real Estate Management & Development - 3.9 %
  78,700,000     Forest City Enterprises, 6.5%, 2/1/17              $ 73,191,000
 118,745,000     Forest City Enterprises, 7.625%, 6/1/15             119,338,725
                                                                    $192,529,725
                 Real Estate Investment Trusts - 3.3 %
  56,099,000     BF Saul Real Estate Investment Trust, 7.5%, 3/1/14 $ 57,501,475
  99,535,000     Crescent Real Estate, 9.25%, 4/15/09                103,018,725
                                                                    $160,520,200
                 Retail Real Estate Investment Trust - 0.8 %
  39,500,000     Rouse Co., LP, 6.75%, 5/1/13 (144A)                $ 39,108,002
                 Total Real Estate                                  $392,157,927
                 Technology Hardware & Equipment - 4.0 %
                 Communications Equipment - 0.9 %
  16,264,000     Corning Glass, 8.875%, 3/15/16                     $ 19,261,455
  22,340,000     Corning, Inc., 8.875%, 8/16/21                       26,789,324
                                                                    $ 46,050,779
                 Electronic Equipment & Instruments - 1.4 %
  55,355,000     General Cable Corp., 9.5%, 11/15/10                $ 58,953,075
   6,645,000     Itron, Inc., 7.75%, 5/15/12                           6,777,900
                                                                    $ 65,730,975
                 Technology Distributors - 1.6 %
  40,883,000     Anixter International Corp., 5.95%, 3/1/15         $ 37,714,568
  13,215,000     Arrow Electronic, Inc., 6.875%, 6/1/18               13,123,711
  29,856,000     Arrow Electronic, Inc., 7.5%, 1/15/27                31,464,641
                                                                    $ 82,302,920
                 Total Technology Hardware & Equipment              $194,084,674
                 Utilities - 6.4 %
                 Electric Utilities - 4.6 %
  49,478,000     Allegheny Energy Supply, 7.8%, 3/15/11             $ 51,828,205
  79,130,000     Allegheny Energy Supply, 8.25%, 4/15/12 (144A)       84,273,450
   8,400,000     Allegheny Generating Co., 6.875%, 9/1/23              7,686,000
  41,068,000     CMS Energy Corp., 7.5%, 1/15/09                      41,786,690
  36,128,000     CMS Energy Corp., 8.5%, 4/15/11                      38,024,720
                                                                    $223,599,065
                 Independent Power Producer & Energy Traders - 0.1 %
   4,000,000     NRG Energy, Inc., 7.25%, 2/1/14  (b)               $  3,915,000
                 Multi-Utilities - 1.7 %
  56,655,000     CMS Energy Corp., 7.75%, 8/1/10                    $ 58,000,556
  27,850,000     CMS Energy Corp., 6.875%, 12/15/15                   26,736,000
                                                                    $ 84,736,556
                 Total Utilities                                    $312,250,621
                 TOTAL CORPORATE BONDS
                 (Cost   $3,026,656,865)
$2,910,324,764

                 TEMPORARY CASH INVESTMENT - 2.1 %
                 Repurchase Agreement - 2.1 %
 104,000,000     UBS Warburg, Inc., 5.20%, dated 7/31/06 repurchase
                 price of $104,000,000 plus accrued interest on 8/1/06
                 collateralized by $106,081,000 U.S. Treasury Bill, $104,000,000
                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost   $104,000,000)                              $104,000,000
                 TOTAL INVESTMENT IN SECURITIES - 99.0%
$4,817,101,535
                 (Cost  $4,781,623,575)(a)
                 OTHER ASSETS AND LIABILITIES - (1.0)%              $ 46,837,592
                 TOTAL NET ASSETS - 100.0%
$4,863,939,127

            *    Non-income producing security.

            (144ASecurity is exempt from registration under Rule 144A of the
                 Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2006, the value of these securities amounted to $335,129,790 or 6.9% of total net assets.

             (b) At July 31, 2006, the following securities were out on loan:
Principal
Amount                      Security                          Value
           6,787,Abitibi-Consolidated, Inc., 8.55%, 8/1/10          $ 6,831,619
              105Abitibi-Consolidated, Inc., 7.4%, 4/1/18                88,690
         20,103,0Bowater, Inc., 6.5%, 6/15/13                        17,757,101
         13,750,0Crown Cork & Seal Co., Inc., 7.375%, 12/15/26       12,229,580
           7,783,Goodyear Tire & Rubber, 7.857%, 8/15/11              7,481,253
           5,450,JLG Industries, Inc., 8.375%, 6/15/12                5,777,000
           1,385,Millennium Chemicals, Inc., 4.0%, 11/15/23           2,452,757
              463NRG Energy, Inc., 7.25%, 2/1/14                     22,808,906
   Shares
           4,624,Abitibi-Consolidated, Inc.                          11,746,738
              142Beckman Coulter, Inc. *                              8,140,950
                7FEI Co. *                                            1,633,500
                7Novelis, Inc.                                        1,495,989
              423PDL BioPharma, Inc. *                                7,630,837
              241SEMCO Energy, Inc. *                                 1,484,610
                9Southern Union Co. *                                 2,610,868
              189Wesco International, Inc. *                         11,038,375
                 Total                                              $121,208,773

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 29, 2006

* Print the name and title of each signing officer under his or her signature.